Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	INVESTMENT CO OF AMERICA
Central Index Key	0000051931
Amendment Flag	false
Document Creation Date	Feb. 27, 2013
Document Effective Date	Mar. 01, 2013
Prospectus Date	Mar. 01, 2013
INVESTMENT CO OF AMERICA® | INVESTMENT CO OF AMERICA® | Class A
Risk/Return:
Trading Symbol	AIVSX
INVESTMENT CO OF AMERICA® | INVESTMENT CO OF AMERICA® | Class R-1
Risk/Return:
Trading Symbol	RICAX
INVESTMENT CO OF AMERICA® | INVESTMENT CO OF AMERICA® | Class R-2
Risk/Return:
Trading Symbol	RICBX
INVESTMENT CO OF AMERICA® | INVESTMENT CO OF AMERICA® | Class R-3
Risk/Return:
Trading Symbol	RICCX
INVESTMENT CO OF AMERICA® | INVESTMENT CO OF AMERICA® | Class R-4
Risk/Return:
Trading Symbol	RICEX
INVESTMENT CO OF AMERICA® | INVESTMENT CO OF AMERICA® | Class R-5
Risk/Return:
Trading Symbol	RICFX
INVESTMENT CO OF AMERICA® | INVESTMENT CO OF AMERICA® | Class B
Risk/Return:
Trading Symbol	AICBX
INVESTMENT CO OF AMERICA® | INVESTMENT CO OF AMERICA® | Class C
Risk/Return:
Trading Symbol	AICCX
INVESTMENT CO OF AMERICA® | INVESTMENT CO OF AMERICA® | Class F-1
Risk/Return:
Trading Symbol	AICFX
INVESTMENT CO OF AMERICA® | INVESTMENT CO OF AMERICA® | Class 529-A
Risk/Return:
Trading Symbol	CICAX
INVESTMENT CO OF AMERICA® | INVESTMENT CO OF AMERICA® | Class 529-B
Risk/Return:
Trading Symbol	CICBX
INVESTMENT CO OF AMERICA® | INVESTMENT CO OF AMERICA® | Class 529-C
Risk/Return:
Trading Symbol	CICCX
INVESTMENT CO OF AMERICA® | INVESTMENT CO OF AMERICA® | Class 529-E
Risk/Return:
Trading Symbol	CICEX
INVESTMENT CO OF AMERICA® | INVESTMENT CO OF AMERICA® | Class 529-F-1
Risk/Return:
Trading Symbol	CICFX
INVESTMENT CO OF AMERICA® | INVESTMENT CO OF AMERICA® | Class F-2
Risk/Return:
Trading Symbol	ICAFX
INVESTMENT CO OF AMERICA® | INVESTMENT CO OF AMERICA® | Class R-6
Risk/Return:
Trading Symbol	RICGX